Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business - Summary of Consolidating Statements of Operations by Geographic Operating Segments (Parenthetical) (Detail)
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Caribbean TCL [member] | Trinidad Cement Limited [member]
Disclosure of operating segments [line items]
Non-controlling interest ownership percentage	30.17%	30.17%
CEMEX Latam Holdings, S.A. [member]
Disclosure of operating segments [line items]
Non-controlling interest ownership percentage	0.16%	0.50%